Functional and presentation currency and hyperinflationary accounting	12 Months Ended
Dec. 31, 2021
Functional And Presentation Currency [Abstract]
Functional and Presentation Currency
3. Functional and presentation currency and hyperinflationary accounting
The Argentine Peso is the functional and presentation currency of the Bank. All amounts are stated in thousands of Argentine pesos, unless otherwise stated.
See note 5.23 for Hyperinflationary accounting.